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Nicole L. Molleur
Prospectus Unit
(860) 580-2826
Fax: (860) 580-4844
Nicole.molleur@us.ing.com

November 24, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Multiple Sponsored Retirement Options 403(b), 457, 401(a) and 401(k)
File Nos.: 333-01107* and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Supplement to the Contract Prospectus and Statement of Additional Information contained in Post-Effective Amendment
No. 54 to the Registration Statement on Form N-4 (“Amendment No. 54”) for Variable Annuity Account C of
ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule
497(c) under the 33 Act would not have differed from that contained in Amendment No. 54 which was declared effective on November 18, 2008. The text of Amendment No. 54 was filed electronically on
November 18, 2008.

If you have any questions regarding this submission, please contact the undersigned or Michael Pignatella at
860-580-2831.

Sincerely,

/s/ Nicole L. Molleur
Nicole L. Molleur

*	Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-88720, 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33- 75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75986, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33- 75976).

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